SCHEDULE OF CONDENSED STATEMENTS OF CASH FLOWS (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cash Flow Statements, Captions [Line Items]
Net cash provided by (used in) operating activities	$ 103,941,952	$ 102,183,885	$ 123,258,611
Net cash used in investing activities	(558,945,397)	(60,895,217)	(52,520,361)
Net cash provided by (used in) financing activities	571,304,139	(18,324,385)	(22,083,938)
Net increase (decrease) in cash	119,543,711	35,571,315	38,827,640
Cash and cash equivalents at beginning of year	219,336,848	183,765,533	144,937,893
Cash and cash equivalents at end of year	338,880,559	219,336,848	183,765,533
Parent [Member]
Cash Flow Statements, Captions [Line Items]
Net cash provided by (used in) operating activities	(6,211,606)	(3,830,330)	(2,400,188)
Net cash used in investing activities	(404,812,895)	(3,000,000)	0
Net cash provided by (used in) financing activities	581,449,534	0	0
Net increase (decrease) in cash	170,425,033	(6,830,330)	(2,400,188)
Cash and cash equivalents at beginning of year	4,708,801	11,539,131	13,939,319
Cash and cash equivalents at end of year	$ 175,133,834	$ 4,708,801	$ 11,539,131